Convertible Preferred Stock (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Convertible Preferred Stock [Abstract]
Schedule of Preferred Stock

Preferred Stock consisted of the following as of the periods below:

September 30, 2026
Preferred Stock	Shares Authorized	Shares Issued and Outstanding	Per share Liquidation Preference	Aggregate Liquidation Preference
Series Seed-1	1,536,006	1,536,006	$1.84	$2,827,019
Series Seed-2	1,099,412	1,099,412	$3.67	4,032,973
Series A-1	1,059,058	1,059,058	$5.06	5,362,328
Series A	2,652,734	2,652,734	$6.49	17,219,957
Series SA-2	1,745,625	1,745,625	$5.67	9,896,472
Series A-2	3,184,572	3,184,572	$7.09	22,567,788
Series X	1,012,625	779,240	$24.69	19,238,111
	12,290,032	12,056,647		$81,144,648
December 31, 2025
Preferred Stock	Shares Authorized	Shares Issued and Outstanding	Per share Liquidation Preference	Aggregate Liquidation Preference
Series Seed-1	1,536,006	1,536,006	$1.84	$2,827,019
Series Seed-2	1,099,412	1,099,412	$3.67	4,032,973
Series A-1	1,059,058	1,059,058	$5.06	5,362,328
Series A	2,652,734	2,652,734	$6.49	17,219,957
Series SA-2	1,745,624	1,745,625	$5.67	9,896,472
Series A-2	3,184,572	3,184,572	$7.09	22,567,788
Series X	1,012,265	769,114	$24.69	18,988,117
	12,290,032	12,046,521		$80,894,654

Preferred Stock consisted of the following as of the periods below:

December 31, 2025
Preferred Stock	Shares Authorized	Shares Issued and Outstanding	Per share Liquidation Preference	Aggregate Liquidation Preference
Series Seed-1	1,536,006	1,536,006	$1.84	$2,827,019
Series Seed-2	1,099,412	1,099,412	$3.67	4,032,973
Series A-1	1,059,058	1,059,058	$5.06	5,362,328
Series A	2,652,734	2,652,734	$6.49	17,219,957
Series SA-2	1,745,624	1,745,625	$5.67	9,896,472
Series A-2	3,184,572	3,184,572	$7.09	22,567,788
Series X	1,012,265	769,114	$24.69	18,988,117
	12,290,032	12,046,521		$80,894,654
December 31, 2024
Preferred Stock	Shares Authorized	Shares Issued and Outstanding	Per share Liquidation Preference	Aggregate Liquidation Preference
Series Seed-1	1,536,006	1,536,006	$1.84	$2,827,019
Series Seed-2	1,099,412	1,099,412	$3.67	4,032,973
Series A-1	1,059,058	1,059,058	$5.06	5,362,328
Series A	2,652,734	2,652,734	$6.49	17,219,957
Series SA-2	1,745,625	1,745,625	$5.67	9,896,472
Series A-2	2,822,222	1,773,460	$7.09	12,567,802
	10,915,057	9,866,295		$51,906,551